LOAN FROM THIRD PARTIES	12 Months Ended
Dec. 31, 2019
LOAN FROM THIRD PARTIES
LOAN FROM THIRD PARTIES

NOTE 10. LOAN FROM THIRD PARTIES

	As of December 31,
	2019	2018
Principle of loan from third parties	$—	$2,185,569
Accrued interest payable	—	67,303
Total	$—	$2,252,872

As of December 31, 2018, the Company obtained a loan from a third party in the amount of $2,185,569 with an interest rate of 4% per annum. The term of the loan was from March 25, 2018 to March 24, 2019. Interests were required to be paid along with the principal on the due date. The interest payable as of December 31, 2018 was $67,303. On March 14, 2019, the loan principal and interests were fully repaid.